Related Party Transactions (Details) - Related Party - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
RELATED PARTY TRANSACTIONS
Accounts payable	$ 9,482			$ 9,482	$ 8,633	$ 7,349
Design Services And Equipment Supply
RELATED PARTY TRANSACTIONS
Related party transaction	14	$ 10	$ 21	676	2,647	6,553
Accounts payable	$ 1,519			$ 1,519	$ 1,918	$ 1,911